Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash provided by operating activities
Net loss	$ (3,316,128)	$ (606,134)
Deferred tax (benefit)/expense	(233,797)	187,553
Interest expense	375,847	23,793
Depreciation and amortization	1,330,221	40,411
Amortization of right-of-use assets	430,914	248,518
Convertible note - Amortization of financing cost	641,576	20,322
Equity incentive plan	106,000
Fair value loss – financial instruments	1,621,836
Changes in operating assets and liabilities
Accounts receivables, net	(1,245,352)	(43,555)
Inventories	(159,286)	213,049
Prepayment, receivables and other current assets	(1,899,177)	2,279,543
Long-term deposits and other non-current assets	(55,177)	1,556,045
Accounts payable and accrued expenses	6,901,987	(2,370,396)
Taxes payable	(7,921)	235,060
Operating lease liabilities	(685,709)	(62,242)
Net cash provided by operating activities	3,805,834	1,784,209
Investing Activities
Purchases of property, plant and equipment	(885,343)	(22,680)
Purchases of intangible assets	(32,700)
Long-term investment		(941,073)
Consideration paid to former non-controlling shareholders of HAPPY		(54,462)
Due from related parties	(3,100,000)
Loan receivables	(1,250,000)
Refund for potential acquisitions	1,800,000	1,000,000
Net cash used in investing activities	(3,468,043)	(121,856)
Financing Activities
Proceeds from stock issuance	7,844,757
Proceeds from short-term loan	1,398,262
Payment of financial leases	(75,921)	(41,399)
Proceeds from convertible note		5,275,000
Payment of convertible note issuance cost		(667,920)
Net cash provided by financing activities	9,167,098	4,607,080
Net increase in cash and cash equivalents	9,504,889	6,269,433
Effects of currency translation	(1,876,936)	642,077
Cash and cash equivalents at beginning of period	54,842,052	52,410,472
Cash and cash equivalents at end of period	62,470,005	59,321,982
SUPPLEMENTAL DISCLOSURES
Income taxes paid	545,998	616,604
Interest paid	$ 375,847	$ 23,793